Additional paid-in capital (Details 7) - Warrant [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.59%	3.05%
Expected life (years)	9 months 18 days	4 years 5 months 26 days
Expected dividends	0.00%	0.00%
Expected volatility	249.00%	123.00%
Forfeiture rate	0.00%	0.00%